Assets and Condensed Schedule of Investments by Class of Units (Details 2) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	4.15%		0.00%
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,578,375	[1]	15,365,255	[1]
Percent of Partners' Capital (Net Asset Value)	1.53%	[1]	3.43%	[1]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,221,350	[1]	14,449,867	[1]
Percent of Partners' Capital (Net Asset Value)	1.41%	[1]	3.23%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	558,937	[1]	6,909,418	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(211,896)	[1]	(672,421)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.07%)	[1]	(0.15%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	52,169	[1]	2,379,330	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]	0.53%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(308,415)	[1]	(117,375)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.10%)	[1]	(0.02%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	360,243	[1]	(198,405)	[1]
Percent of Partners' Capital (Net Asset Value)	0.12%	[1]	(0.04%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(136,100)	[1]	(19,547)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]	0.00%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(20,303)	[1]	53,375	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.01%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(50,394)	[1]	16,517	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.00%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	873,633	[1]	5,467,944	[1]
Percent of Partners' Capital (Net Asset Value)	0.29%	[1]	1.22%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,662,413	[1]	7,540,449	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,862	[1]	9,069	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,536	[1]	180,496	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.04%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,365,656	[1]	(1,550,167)	[1]
Percent of Partners' Capital (Net Asset Value)	1.46%	[1]	(0.35%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,449,798)	[1]	(685,660)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.48%)	[1]	(0.15%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12,861	[1]	(1,921)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	728,296	[1]	9,588,632	[1]
Percent of Partners' Capital (Net Asset Value)	0.24%	[1]	2.14%	[1]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	357,025	[1]	799,760	[1]
Percent of Partners' Capital (Net Asset Value)	0.12%	[1]	0.18%	[1]
Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			115,628	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			100,190	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			15,438	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,789,870	[1]	10,144,863	[1]
Percent of Partners' Capital (Net Asset Value)	2.28%	[1]	2.27%	[1]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,328,117	[1]	10,216,551	[1]
Percent of Partners' Capital (Net Asset Value)	2.46%	[1]	2.28%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,530,703	[1]	9,950,020	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(18,577)	[1]	2,790,891	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.62%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,925,431	[1]	4,686,390	[1]
Percent of Partners' Capital (Net Asset Value)	0.64%	[1]	1.05%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,437,870	[1]	(69,658)	[1]
Percent of Partners' Capital (Net Asset Value)	0.48%	[1]	(0.02%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(58,553)	[1]	828,434	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.19%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	42,279	[1]	30,940	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	428,534	[1]	1,645,510	[1]
Percent of Partners' Capital (Net Asset Value)	0.14%	[1]	0.37%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	850,654	[1]	23,094	[1]
Percent of Partners' Capital (Net Asset Value)	0.28%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(76,935)	[1]	14,419	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,797,414	[1]	266,531	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(962)	[1]	37,257	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,641,340	[1]	14,027	[1]
Percent of Partners' Capital (Net Asset Value)	0.55%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(39,414)	[1]	1,080,501	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.24%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,267,292	[1]	(787,648)	[1]
Percent of Partners' Capital (Net Asset Value)	0.42%	[1]	(0.18%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,155	[1]	(614)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(77,997)	[1]	(76,992)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	(0.02%)	[1]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(538,247)	[1]	(64,142)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.18%)	[1]	(0.01%)	[1]
Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,368,245	[1]	25,510,118	[1]
Percent of Partners' Capital (Net Asset Value)	3.81%	[1]	5.70%	[1]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,549,467	[1]	24,666,418	[1]
Percent of Partners' Capital (Net Asset Value)	3.87%	[1]	5.51%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,089,640	[1]	16,859,438	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(230,473)	[1]	2,118,470	[1]
Percent of Partners' Capital (Net Asset Value)	(0.08%)	[1]	0.47%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,977,600	[1]	7,065,720	[1]
Percent of Partners' Capital (Net Asset Value)	0.66%	[1]	1.58%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,129,455	[1]	(187,033)	[1]
Percent of Partners' Capital (Net Asset Value)	0.38%	[1]	(0.04%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	301,690	[1]	630,029	[1]
Percent of Partners' Capital (Net Asset Value)	0.10%	[1]	0.15%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(93,821)	[1]	11,393	[1]
Percent of Partners' Capital (Net Asset Value)	(0.04%)	[1]	0.01%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	408,231	[1]	1,698,885	[1]
Percent of Partners' Capital (Net Asset Value)	0.13%	[1]	0.38%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	800,260	[1]	39,611	[1]
Percent of Partners' Capital (Net Asset Value)	0.27%	[1]	0.01%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	796,698	[1]	5,482,363	[1]
Percent of Partners' Capital (Net Asset Value)	0.27%	[1]	1.22%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,459,827	[1]	7,806,980	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,900	[1]	46,326	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,642,876	[1]	194,523	[1]
Percent of Partners' Capital (Net Asset Value)	0.55%	[1]	0.04%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,326,242	[1]	(469,666)	[1]
Percent of Partners' Capital (Net Asset Value)	1.45%	[1]	(0.11%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(182,506)	[1]	(1,473,308)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]	(0.33%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	20,016	[1]	(2,535)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	650,299	[1]	9,511,640	[1]
Percent of Partners' Capital (Net Asset Value)	0.22%	[1]	2.12%	[1]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(181,222)	[1]	735,618	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]	0.17%	[1]
Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			108,082	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			92,644	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			15,438	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Class A | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	237,880		733,408
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Class A | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	219,330		689,715
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	29,042		329,797
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(11,009)		(32,096)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,711		113,569
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(16,024)		(5,603)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	18,717		(9,470)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,071)		(933)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,055)		2,548
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,618)		788
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	45,391		260,994
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	190,288		359,918
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	201		433
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	80		8,615
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	226,826		(73,992)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(75,327)		(32,728)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	668		(92)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	37,840		457,682
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Class A | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	18,550		38,174
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Class A | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			5,519
Percent of Partners' Capital (Net Asset Value)			0.02%
Class A | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			4,782
Percent of Partners' Capital (Net Asset Value)			0.02%
Class A | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			737
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	352,782		484,231
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Class A | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	380,748		487,653
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	235,402		474,931
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(965)		133,214
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	100,040		223,689
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	74,707		(3,325)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,042)		39,543
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,197		1,477
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	22,265		78,543
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	44,197		1,102
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,997)		688
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	145,346		12,722
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(50)		1,778
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	85,279		670
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,048)		51,574
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	65,845		(37,596)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	372		(29)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,052)		(3,675)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Class A | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(27,966)		(3,062)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Class A | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(360)
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(360)
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			0.00
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	590,662		1,217,639
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Class A | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	600,078		1,177,368
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	264,444		804,728
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(11,974)		101,118
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	102,751		337,258
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	58,683		(8,928)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,675		30,073
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,874)		544
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	21,210		81,091
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	41,579		1,890
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	41,394		261,682
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	335,634		372,640
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	151		2,211
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	85,359		9,285
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	224,778		(22,418)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(9,482)		(70,324)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,040		(121)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	33,788		454,007
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Class A | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(9,416)		35,112
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Class A | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			5,159
Percent of Partners' Capital (Net Asset Value)			0.02%
Class A | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			4,422
Percent of Partners' Capital (Net Asset Value)			0.02%
Class A | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			737
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,483,339		7,493,789
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Class B | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,289,687		7,047,345
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	303,172		3,369,793
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(114,934)		(327,946)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	28,297		1,160,423
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(167,286)		(57,245)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	195,398		(96,764)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(73,821)		(9,533)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(11,012)		26,032
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(27,334)		8,056
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	473,864		2,666,770
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,986,515		3,677,552
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,095		4,423
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	833		88,030
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,367,958		(756,032)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(786,379)		(334,403)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,976		(937)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	395,032		4,676,471
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Class B | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	193,652		390,051
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Class B | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			56,393
Percent of Partners' Capital (Net Asset Value)			0.02%
Class B | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			48,864
Percent of Partners' Capital (Net Asset Value)			0.02%
Class B | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			7,529
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,682,867		4,947,749
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Class B | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,974,815		4,982,712
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,457,480		4,852,722
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(10,076)		1,361,145
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,044,365		2,285,599
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	779,909		(33,973)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(31,759)		404,035
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	22,932		15,090
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	232,439		802,531
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	461,400		11,263
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(41,730)		7,032
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,517,335		129,990
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(522)		18,171
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	890,273		6,841
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(21,378)		526,971
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	687,387		(384,144)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,881		(299)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(42,306)		(37,550)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Class B | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(291,948)		(31,283)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Class B | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(3,680)
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(3,680)
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,166,206		12,441,538
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Class B | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,264,502		12,030,057
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,760,652		8,222,515
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(125,010)		1,033,199
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,072,662		3,446,022
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	612,623		(91,218)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	163,639		307,271
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(50,889)		5,557
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	221,427		828,563
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	434,066		19,319
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	432,134		2,673,802
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,503,850		3,807,542
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,573		22,594
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	891,106		94,871
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,346,580		(229,061)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(98,992)		(718,547)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,857		(1,236)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	352,726		4,638,921
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Class B | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(98,296)		358,768
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Class B | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			52,713
Percent of Partners' Capital (Net Asset Value)			0.02%
Class B | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			45,184
Percent of Partners' Capital (Net Asset Value)			0.02%
Class B | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			7,529
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	40,556		128,255
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Legacy 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	37,393		120,614
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,951		57,673
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,877)		(5,613)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	462		19,860
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,732)		(980)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,191		(1,656)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,206)		(163)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(180)		446
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(446)		138
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,739		45,641
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	32,442		62,941
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	34		76
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14		1,507
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	38,671		(12,939)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(12,842)		(5,723)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	114		(16)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,451		80,036
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Legacy 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,163		6,676
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Legacy 1 Class | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			965
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 1 Class | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			836
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 1 Class | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			129
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	60,144		84,679
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Legacy 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	64,912		85,277
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	40,133		83,052
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(165)		23,295
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	17,055		39,117
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12,737		(581)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(519)		6,915
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	375		258
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,796		13,735
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,535		193
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(681)		120
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	24,779		2,225
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(9)		311
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,539		117
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(349)		9,019
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,226		(6,574)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	63		(5)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(691)		(643)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Legacy 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,768)		(535)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Legacy 1 Class | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(63)
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(63)
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	100,700		212,934
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Legacy 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	102,305		205,891
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	45,084		140,725
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,042)		17,682
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	17,517		58,977
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,005		(1,561)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,672		5,259
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(831)		95
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,616		14,181
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,089		331
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,058		45,761
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	57,221		65,166
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	25		387
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,553		1,624
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	38,322		(3,920)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,616)		(12,297)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	177		(21)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,760		79,393
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Legacy 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,605)		6,141
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Legacy 1 Class | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			902
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 1 Class | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			773
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 1 Class | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			129
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,939		178,514
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Legacy 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12,852		167,879
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,703		80,274
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(645)		(7,812)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	159		27,643
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(939)		(1,364)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,097		(2,305)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(414)		(227)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(62)		620
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(153)		192
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,660		63,527
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,149		87,605
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12		105
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5		2,097
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,290		(18,010)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,414)		(7,966)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	39		(22)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,217		111,401
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Legacy 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,087		9,292
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Legacy 2 Class | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			1,343
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 2 Class | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			1,164
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 2 Class | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			179
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	20,672		117,865
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Legacy 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	22,311		118,698
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,794		115,601
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(57)		32,425
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,862		54,447
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,377		(809)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(178)		9,625
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	129		359
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,305		19,118
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,590		268
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(234)		168
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,517		3,097
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3)		433
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,997		163
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(120)		12,553
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,858		(9,151)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	22		(7)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(237)		(894)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Legacy 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,639)		(745)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Legacy 2 Class | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(88)
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(88)
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	34,611		296,379
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Legacy 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	35,163		286,577
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,497		195,875
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(702)		24,613
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,021		82,090
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,438		(2,173)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	919		7,320
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(285)		132
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,243		19,738
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,437		460
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,426		63,695
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	19,666		90,702
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9		538
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,002		2,260
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,170		(5,457)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(556)		(17,117)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	61		(29)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,980		110,507
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Legacy 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(552)		8,547
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Legacy 2 Class | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			1,255
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 2 Class | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			1,076
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 2 Class | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			179
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	148,173		324,497
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Global 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	136,618		305,165
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	18,089		145,919
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(6,858)		(14,201)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,688		50,249
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(9,981)		(2,479)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,659		(4,190)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,405)		(413)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(657)		1,127
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,631)		349
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	28,274		115,477
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	118,529		159,246
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	125		192
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	50		3,812
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	141,289		(32,738)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(46,921)		(14,480)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	416		(41)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	23,570		202,501
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Global 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,555		16,890
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Global 1 Class | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			2,442
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 1 Class | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			2,116
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 1 Class | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			326
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	219,745		214,248
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Global 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	237,165		215,762
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	146,630		210,133
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(601)		58,940
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	62,314		98,971
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	46,535		(1,471)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,895)		17,496
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,368		653
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,869		34,751
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	27,530		488
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,490)		305
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	90,535		5,629
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(31)		787
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	53,120		296
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,276)		22,819
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	41,014		(16,634)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	232		(13)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,524)		(1,626)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Global 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(17,420)		(1,355)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Global 1 Class | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(159)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(159)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	367,918		538,745
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Global 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	373,783		520,927
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	164,719		356,052
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,459)		44,739
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	64,002		149,220
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	36,554		(3,950)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	9,764		13,306
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,037)		240
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	13,212		35,878
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	25,899		837
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	25,784		115,782
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	209,064		164,875
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	94		979
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	53,170		4,108
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	140,013		(9,919)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(5,907)		(31,114)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	648		(54)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	21,046		200,875
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Global 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(5,865)		15,535
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Global 1 Class | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			2,283
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 1 Class | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			1,957
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 1 Class | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			326
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	89,952		562,186
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Global 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	82,938		528,693
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,982		252,802
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,163)		(24,603)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,025		87,055
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(6,059)		(4,295)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,078		(7,259)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,674)		(715)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(399)		1,953
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(990)		604
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	17,164		200,062
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	71,956		275,891
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	76		332
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	30		6,604
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	85,772		(56,718)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(28,484)		(25,087)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	253		(70)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,309		350,830
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Global 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,014		29,262
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Global 2 Class | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			4,231
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 2 Class | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			3,666
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 2 Class | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			565
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	133,401		371,182
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Global 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	143,976		373,805
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	89,015		364,053
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(365)		102,114
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	37,829		171,466
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	28,250		(2,549)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,150)		30,311
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	831		1,132
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,419		60,206
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	16,713		845
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,512)		528
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	54,961		9,752
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(19)		1,363
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	32,247		513
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(774)		39,534
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	24,898		(28,819)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	141		(22)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,532)		(2,817)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Global 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(10,575)		(2,347)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Global 2 Class | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(276)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(276)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	223,353		933,368
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Global 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	226,914		902,498
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	99,997		616,855
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,528)		77,511
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	38,854		258,521
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	22,191		(6,844)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,928		23,052
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,843)		417
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,020		62,159
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,723		1,449
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	15,652		200,590
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	126,917		285,643
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	57		1,695
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	32,277		7,117
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	84,998		(17,184)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,586)		(53,906)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	394		(92)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12,777		348,013
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Global 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,561)		26,915
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Global 2 Class | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			3,955
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 2 Class | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			3,390
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 2 Class | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			565
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,564,536		5,944,606
Percent of Partners' Capital (Net Asset Value)	1.53%		3.43%
Global 3 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,442,532		5,590,456
Percent of Partners' Capital (Net Asset Value)	1.41%		3.23%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	190,998		2,673,160
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(72,410)		(260,150)
Percent of Partners' Capital (Net Asset Value)	(0.07%)		(0.15%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	17,827		920,531
Percent of Partners' Capital (Net Asset Value)	0.02%		0.53%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(105,394)		(45,409)
Percent of Partners' Capital (Net Asset Value)	(0.10%)		(0.02%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	123,103		(76,761)
Percent of Partners' Capital (Net Asset Value)	0.12%		(0.04%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(46,509)		(7,563)
Percent of Partners' Capital (Net Asset Value)	(0.05%)		0.00%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(6,938)		20,649
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.01%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(17,222)		6,390
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.00%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	298,541		2,115,473
Percent of Partners' Capital (Net Asset Value)	0.29%		1.22%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,251,534		2,917,296
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,319		3,508
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	524		69,831
Percent of Partners' Capital (Net Asset Value)	0.00%		0.04%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,491,850		(599,738)
Percent of Partners' Capital (Net Asset Value)	1.46%		(0.35%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(495,431)		(265,273)
Percent of Partners' Capital (Net Asset Value)	(0.48%)		(0.15%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,395		(743)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	248,877		3,709,711
Percent of Partners' Capital (Net Asset Value)	0.24%		2.14%
Global 3 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	122,004		309,415
Percent of Partners' Capital (Net Asset Value)	0.12%		0.18%
Global 3 Class | Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			44,735
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 3 Class | Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			38,762
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 3 Class | Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			5,973
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,320,259		3,924,909
Percent of Partners' Capital (Net Asset Value)	2.28%		2.27%
Global 3 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,504,190		3,952,644
Percent of Partners' Capital (Net Asset Value)	2.46%		2.28%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,548,249		3,849,528
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(6,348)		1,079,758
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.62%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	657,966		1,813,101
Percent of Partners' Capital (Net Asset Value)	0.64%		1.05%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	491,355		(26,950)
Percent of Partners' Capital (Net Asset Value)	0.48%		(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(20,010)		320,509
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.19%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	14,447		11,971
Percent of Partners' Capital (Net Asset Value)	0.01%		0.01%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	146,441		636,626
Percent of Partners' Capital (Net Asset Value)	0.14%		0.37%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	290,689		8,935
Percent of Partners' Capital (Net Asset Value)	0.28%		0.01%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,291)		5,578
Percent of Partners' Capital (Net Asset Value)	(0.02%)		0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	955,941		103,116
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(328)		14,414
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	560,885		5,427
Percent of Partners' Capital (Net Asset Value)	0.55%		0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(13,469)		418,031
Percent of Partners' Capital (Net Asset Value)	(0.01%)		0.24%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	433,064		(304,730)
Percent of Partners' Capital (Net Asset Value)	0.42%		(0.18%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,444		(239)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,655)		(29,787)
Percent of Partners' Capital (Net Asset Value)	(0.02%)		(0.02%)
Global 3 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(183,931)		(24,815)
Percent of Partners' Capital (Net Asset Value)	(0.18%)		(0.01%)
Global 3 Class | Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(2,920)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(2,920)
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,884,795		9,869,515
Percent of Partners' Capital (Net Asset Value)	3.81%		5.70%
Global 3 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,946,722		9,543,100
Percent of Partners' Capital (Net Asset Value)	3.87%		5.51%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,739,247		6,522,688
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(78,758)		819,608
Percent of Partners' Capital (Net Asset Value)	(0.08%)		0.47%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	675,793		2,733,632
Percent of Partners' Capital (Net Asset Value)	0.66%		1.58%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	385,961		(72,359)
Percent of Partners' Capital (Net Asset Value)	0.38%		(0.04%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	103,093		243,748
Percent of Partners' Capital (Net Asset Value)	0.10%		0.15%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(32,062)		4,408
Percent of Partners' Capital (Net Asset Value)	(0.04%)		0.01%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	139,503		657,275
Percent of Partners' Capital (Net Asset Value)	0.13%		0.38%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	273,467		15,325
Percent of Partners' Capital (Net Asset Value)	0.27%		0.01%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	272,250		2,121,051
Percent of Partners' Capital (Net Asset Value)	0.27%		1.22%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,207,475		3,020,412
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	991		17,922
Percent of Partners' Capital (Net Asset Value)	0.00%		0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	561,409		75,258
Percent of Partners' Capital (Net Asset Value)	0.55%		0.04%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,478,381		(181,707)
Percent of Partners' Capital (Net Asset Value)	1.45%		(0.11%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(62,367)		(570,003)
Percent of Partners' Capital (Net Asset Value)	(0.06%)		(0.33%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,839		(982)
Percent of Partners' Capital (Net Asset Value)	0.00%		0.00%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	222,222		3,679,924
Percent of Partners' Capital (Net Asset Value)	0.22%		2.12%
Global 3 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(61,927)		284,600
Percent of Partners' Capital (Net Asset Value)	(0.06%)		0.17%
Global 3 Class | Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			41,815
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 3 Class | Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			35,842
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 3 Class | Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			5,973
Percent of Partners' Capital (Net Asset Value)			0.00%

[1]	No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.